Loan from a shareholder (Details Narrative) - Shareholder [member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest rate	5.50%
Loans maturity description	repayable within 28 days from the date of closing the initial public offering process in the Nasdaq Stock Market LLC